Property and Equipment Including Those Held Under Capital Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 560,317	¥ 3,629,622	¥ 3,257,557
Less: accumulated depreciation	(168,064)	(1,088,684)	(706,111)
Property Plant And Equipment Net Excluding Construction In Progress, Total	392,253	2,540,938	2,551,446
Construction-in-progress	171,684	1,112,133	485,261
Property and Equipment, net	563,937	3,653,071	3,036,707
Property
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	67,844	439,480	439,480
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	61,514	398,473	359,870
Computer and network equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	394,639	2,556,403	2,225,419
Optical Fibers
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	32,021	207,423	207,423
Office equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	3,019	19,554	18,472
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 1,280	¥ 8,289	¥ 6,893